ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Allowance for doubtful accounts receivable	$ 179,835	$ 152,471